Supplement to the
Fidelity® Growth Company Fund
Class K
January 28, 2023
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify Fidelity® Growth Company Fund as non-diversified. A meeting of the shareholders of the fund is expected to be held early in the second quarter of 2023 to vote on this proposal. If approved, the changes will take effect on May 1, 2023, or the first day of the month following shareholder approval.
Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5092. The proxy statement will also be available on the Securities and Exchange Commission’s website (www.sec.gov).
GCF-K-PSTK-0123-108 1.900383.108	January 28, 2023
Supplement to the
Fidelity® Series Growth Company Fund
January 28, 2023
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify Fidelity® Series Growth Company Fund as non-diversified. A meeting of the shareholders of the fund is expected to be held early in the second quarter of 2023 to vote on this proposal. If approved, the changes will take effect on May 1, 2023, or the first day of the month following shareholder approval.
Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s website (www.sec.gov).
XS7-PSTK-0123-102 1.9883870.102	January 28, 2023
Supplement to the
Fidelity® Growth Company K6 Fund
January 28, 2023
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify Fidelity® Growth Company K6 Fund as non-diversified. A meeting of the shareholders of the fund is expected to be held early in the second quarter of 2023 to vote on this proposal. If approved, the changes will take effect on May 1, 2023, or the first day of the month following shareholder approval.
Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-835-5092. The proxy statement will also be available on the Securities and Exchange Commission’s website (www.sec.gov).
GCF-K6-PSTK-0123-101 1.9007579.101	January 28, 2023
Supplement to the
Fidelity® Growth Company Fund
January 28, 2023
Prospectus

The Board of Trustees has approved, subject to shareholder approval, a proposal to reclassify Fidelity® Growth Company Fund as non-diversified. A meeting of the shareholders of the fund is expected to be held early in the second quarter of 2023 to vote on this proposal. If approved, the changes will take effect on May 1, 2023, or the first day of the month following shareholder approval.
Shareholders should read the proxy statement, which contains important information about the proposal, when it becomes available. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission’s website (www.sec.gov).
GCF-PSTK-0123-116 1.734042.116	January 28, 2023